Summary of number and weighted average exercise prices of cash settled deferred shares units (Details) - Cash-settled deferred share units [member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of units, Beginning | shares	12,250
Units value, Beginning | $	$ 48
Number of units, Exercised | shares	(12,250)
Exercised, value | $	$ (42)
Number of units, Change in fair value of DSUs | shares
Change in fair value of DSUs, value | $	$ (6)
Number of units, Ending | shares
Units value, Ending | $